Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	At December 31,
	2017	2018	2019
	(in thousands)
Cash at banks	$2,039	$4,577	$2,591
Cash equivalents	909	7,509	11,507
Cash and cash equivalents	$2,948	$12,086	$14,098
Most of the cash and cash equivalents is held in U.S. dollar and euros as follows:

	At December 31,
	2017	2018	2019
	(in thousands)
U.S. dollar denominated accounts	$1,343	$4,411	$13,702
Euro denominated accounts	1,503	7,545	301
GBP denominated accounts	30	30	37
SGP denominated accounts	16	53	12
NIS denominated accounts	11	21	19
RMB denominated accounts	21	7	11
Other currencies denominated accounts	24	19	16
Cash and cash equivalents	$2,948	$12,086	$14,098